              SAFECO COMMON STOCK TRUST, SAFECO MANAGED BOND TRUST,
             SAFECO MONEY MARKET TRUST, SAFECO TAXABLE BOND TRUST,
                          SAFECO TAX-EXEMPT BOND TRUST



          SUPPLEMENT TO THE N0-LOAD CLASS PROSPECTUS DATED MAY 1, 2001
                         SUPPLEMENT DATED JULY 27, 2001



The following information replaces the last paragraph on page 31 of the No-Load Class Prospectus, regarding Fund manager:

     The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.



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

SAFECO COMMON STOCK TRUST, SAFECO MANAGED BOND TRUST,
             SAFECO MONEY MARKET TRUST, SAFECO TAXABLE BOND TRUST,
                          SAFECO TAX-EXEMPT BOND TRUST


         SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS DATED MAY 1, 2001
                         SUPPLEMENT DATED JULY 27, 2001




The following information replaces the last paragraph on page 40 of the Advisor Class A and Advisor Class B Prospectus, regarding Fund manager:

     The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.






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